UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                         811-00879

Hallmark Investment Series Trust
(Exact name of registrant as specified in charter)

1250 Broadway New York NY	10001
(Address of principal executive offices)	(Zip code)

Christina Massaro, Chief Compliance Officer

The Reserve

1250 Broadway, New York NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		888-823-2867

Date of fiscal year end:	06/30/07

Date of reporting period:	6/30/07

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Hallmark Convertible Securities Fund Item 1:

The registrant did not purchase portfolio securities for which it was entitled to vote. Effective June 29, 2007 the Hallmark Convertible Securities Fund was liquidated.

Hallmark Total Return Bond Fund Item 2:

The registrant did not purchase portfolio securities for which it was entitled to vote. Effective March 29, 2007, the Hallmark Total Return Bond Fund was liquidated.

Hallmark First Mutual Item 1:

Effective March 29, 2007, the Hallmark First Mutual Fund was liquidated.

Hallmark First Mutual Fund

MEDTRONIC, INC.

Security	585055106	Meeting Type	Annual

Ticker Symbol	MDT	Meeting Date	24-Aug-2006

ISIN		Agenda	932567906 - Management

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	RICHARD H. ANDERSON		For	For
	2	MICHAEL R. BONSIGNORE		For	For
	3	ROBERT C. POZEN		For	For
	4	GORDON M. SPRENGER		For	For
02	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	For	For
03	TO CONSIDER AND VOTE UPON A SHAREHOLDER PROPOSAL ENTITLED “DIRECTOR ELECTION MAJORITY VOTE STANDARD PROPOSAL.”		Shareholder	Against	For

THE PROCTER & GAMBLE COMPANY

Security	742718109	Meeting Type	Annual

Ticker Symbol	PG	Meeting Date	10-Oct-2006

ISIN		Agenda	932579103 - Management

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	NORMAN R. AUGUSTINE		For	For
	2	A.G. LAFLEY		For	For
	3	JOHNATHAN A. RODGERS		For	For
	4	JOHN F. SMITH, JR.		For	For
	5	MARGARET C. WHITMAN		For	For
02	APPROVE AMENDMENT TO THE CODE OF REGULATIONS TO DECREASE THE AUTHORIZED NUMBER OF DIRECTORS ON THE BOARD		Management	For	For

Item	Proposal	Type	Vote	For/Against Management
03	RATIFY APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Management	For	For
04	REAPPROVE AND AMEND THE MATERIAL TERMS OF THE PERFORMANCE CRITERIA UNDER THE PROCTER & GAMBLE 2001 STOCK AND INCENTIVE COMPENSATION PLAN	Management	For	For
05	SHAREHOLDER PROPOSAL - AWARD NO FUTURE STOCK OPTIONS	Shareholder	Against	For

COACH, INC.

Security	189754104	Meeting Type	Annual

Ticker Symbol	COH	Meeting Date	02-Nov-2006

ISIN		Agenda	932588962 - Management

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	LEW FRANKFORT		For	For
	2	SUSAN KROPF		For	For
	3	GARY LOVEMAN		For	For
	4	IVAN MENEZES		For	For
	5	IRENE MILLER		For	For
	6	KEITH MONDA		For	For
	7	MICHAEL MURPHY		For	For
	8	JIDE ZEITLIN		For	For

MICROSOFT CORPORATION

Security	594918104	Meeting Type	Annual

Ticker Symbol	MSFT	Meeting Date	14-Nov-2006

ISIN		Agenda	932591173 - Management

Item	Proposal	Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: WILLIAM H. GATES III	Management	For	For
1B	ELECTION OF DIRECTOR: STEVEN A. BALLMER	Management	For	For
1C	ELECTION OF DIRECTOR: JAMES I. CASH JR.	Management	For	For
1D	ELECTION OF DIRECTOR: DINA DUBLON	Management	For	For
1E	ELECTION OF DIRECTOR: RAYMOND V. GILMARTIN	Management	For	For

Item	Proposal	Type	Vote	For/Against Management
1F	ELECTION OF DIRECTOR: DAVID F. MARQUARDT	Management	For	For
1G	ELECTION OF DIRECTOR: CHARLES H. NOSKI	Management	For	For
1H	ELECTION OF DIRECTOR: HELMUT PANKE	Management	For	For
1I	ELECTION OF DIRECTOR: JON A. SHIRLEY	Management	For	For
02	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY’S INDEPENDENT AUDITOR	Management	For	For
03	SHAREHOLDER PROPOSAL - RESTRICTION ON SELLING PRODUCTS AND SERVICES TO FOREIGN GOVERNMENTS	Shareholder	Against	For
04	SHAREHOLDER PROPOSAL - SEXUAL ORIENTATION IN EQUAL EMPLOYMENT OPPORTUNITY POLICY	Shareholder	Against	For
05	SHAREHOLDER PROPOSAL - HIRING OF PROXY ADVISOR	Shareholder	Against	For

CISCO SYSTEMS, INC.

Security	17275R102	Meeting Type	Annual

Ticker Symbol	CSCO	Meeting Date	15-Nov-2006

ISIN		Agenda	932588405 - Management

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	CAROL A. BARTZ		For	For
	2	M. MICHELE BURNS		For	For
	3	MICHAEL D. CAPELLAS		For	For
	4	LARRY R. CARTER		For	For
	5	JOHN T. CHAMBERS		For	For
	6	DR. JOHN L. HENNESSY		For	For
	7	RICHARD M. KOVACEVICH		For	For
	8	RODERICK C. MCGEARY		For	For
	9	STEVEN M. WEST		For	For
	10	JERRY YANG		For	For
02	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS CISCO’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JULY 28, 2007.		Management	For	For

Item	Proposal	Type	Vote	For/Against Management
03

PROPOSAL SUBMITTED BY A SHAREHOLDER URGING THE
BOARD OF DIRECTORS TO ADOPT A POLICY THAT A
SIGNIFICANT PORTION OF FUTURE EQUITY
COMPENSATION GRANTS TO SENIOR EXECUTIVES SHALL
BE SHARES OF STOCK THAT REQUIRE THE ACHIEVEMENT
OF PERFORMANCE GOALS AS A PREREQUISITE TO
VESTING, AS SET FORTH IN THE ACCOMPANYING PROXY
STATEMENT.

		Shareholder	Against	For
04

PROPOSAL SUBMITTED BY SHAREHOLDERS REQUESTING
THE BOARD’S COMPENSATION COMMITTEE INITIATE A
REVIEW OF CISCO’S EXECUTIVE COMPENSATION POLICIES
AND TO MAKE AVAILABLE, UPON REQUEST, A REPORT OF
THAT REVIEW BY JANUARY 1, 2007, AS SET FORTH IN THE
ACCOMPANYING PROXY STATEMENT.

		Shareholder	Against	For
05

PROPOSAL SUBMITTED BY SHAREHOLDERS REQUESTING
THE BOARD TO PUBLISH A REPORT TO SHAREHOLDERS
WITHIN SIX MONTHS PROVIDING A SUMMARIZED LISTING
AND ASSESSMENT OF CONCRETE STEPS CISCO COULD
REASONABLY TAKE TO REDUCE THE LIKELIHOOD THAT ITS
BUSINESS PRACTICES MIGHT ENABLE OR ENCOURAGE
THE VIOLATION OF HUMAN RIGHTS, AS SET FORTH IN THE
ACCOMPANYING PROXY STATEMENT.

		Shareholder	Against	For

QUALCOMM INCORPORATED

Security	747525103	Meeting Type	Annual

Ticker Symbol	QCOM	Meeting Date	13-Mar-2007

ISIN		Agenda	932624097 - Management

Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	BARBARA T. ALEXANDER		For	For
	2	RAYMOND V. DITTAMORE		For	For
	3	IRWIN MARK JACOBS		For	For
	4	SHERRY LANSING		For	For
	5	PETER M. SACERDOTE		For	For
	6	MARC I. STERN		For	For

Item	Proposal	Type	Vote	For/Against Management
02	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY’S INDEPENDENT ACCOUNTANTS FOR THE COMPANY’S FISCAL YEAR ENDING SEPTEMBER 30, 2007.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hallmark Investment Series Trust

By (Signature and Title)*	Christina Massaro, Chief Compliance Officer

Date	August 15, 2007

* Print the name and title of each signing officer under his or her signature.